Leases - Summary of Changes in Assets Subject to Operating Lease (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes In Assets Subject To Operating Lease [Abstract]
Beginning balance	₩ 1,778,308	₩ 1,116,175
Acquisition	1,321,251	984,093
Depreciation	(388,895)	(250,971)	₩ (52,504)
Disposal	(138,189)	(93,138)
Others	17,982	22,149
Ending balance	₩ 2,590,457	₩ 1,778,308	₩ 1,116,175